Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Amendment Description	The Tailored Shareholder Report has been filed with an incorrect Cost of $10,000 investment figure and Cost Paid as a percentage of $10,000 investment. These two figures have been corrected in the amended Tailored Shareholder Report in Item 1 of this N-CSR/A Filing.
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000255581 [Member]
Shareholder Report [Line Items]
Fund Name	Efficient Market Portfolio Plus ETF
Class Name	Efficient Market Portfolio Plus ETF
Trading Symbol	EMPB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Efficient Market Portfolio Plus ETF (the “Fund”) for the period of December 11, 2024 to November 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://nextgenemp.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$206	1.96%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the reporting period, the Fund delivered positive absolute performance while maintaining its core objective of controlling downside risk across varying market environments. The strategy remained disciplined and systematic, seeking to capture equity market participation while mitigating exposure during periods of heightened volatility or deteriorating market conditions.

The Fund’s results reflect the effectiveness of its risk-managed approach, particularly during periods when traditional equity markets experienced increased dispersion and sensitivity to macroeconomic developments. While market leadership shifted and volatility periodically increased, the Fund focused on preserving capital and generating consistent returns rather than maximizing exposure to any single market regime.

The period was marked by persistent inflation, elevated interest rates, and ongoing uncertainty surrounding monetary policy. Equity markets were sensitive to economic data releases, central bank communications, and shifts in investor expectations regarding growth and interest rates. While economic conditions showed signs of slowing, the labor market remained resilient, contributing to fluctuating market sentiment. These macroeconomic factors led to periods of increased volatility and uneven market leadership, challenging fully invested equity strategies.

The Fund’s adaptive strategy responded to changing market conditions by adjusting equity exposure based on observed risk signals rather than economic forecasts. As a result, the Fund generally experienced less volatility and smaller drawdowns during periods of market stress compared to broad equity benchmarks, while still participating in market advances when conditions were favorable.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (12/11/2024)
Efficient Market Portfolio Plus ETF - NAV	16.47%
Solactive GBS Global Markets All Cap USD Index	16.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://nextgenemp.com/ for more recent performance information.

Performance Inception Date	Dec. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,124,318
Holdings Count | holding	17
Advisory Fees Paid, Amount	$ 102,822
Investment Company, Portfolio Turnover	277.00%
Holdings [Text Block]

INVESTMENT WEIGHTING - LONG (as a % of Net Assets)
U.S. Equity ETFs	79.3%
U.S. Treasury ETFs	12.7%
Global Equity ETFs	8.3%
Liabilities in Excess of Other Assets	(0.3)%

TOP LONG HOLDINGS (as a % of Net Assets)
State Street Health Care Select Sector SPDR ETF	13.8%
State Street Materials Select Sector SPDR ETF	13.2%
ProShares UltraShort 20+ Year Treasury	12.7%
ARK Innovation ETF	11.4%
State Street SPDR S&P Retail ETF	10.6%
iShares U.S. Home Construction ETF	10.5%
Invesco QQQ Trust Series 1	10.0%
VanEck Semiconductor ETF	9.8%
Global X Uranium ETF	8.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since December 11, 2024. For more complete information, you may review the Fund’s current prospectus, dated December 4, 2024, as supplemented April 29, 2025, at https://nextgenemp.com/. You may request a copy of the Fund’s prospectus by calling (215) 330-4476.
Effective April 29, 2025, the Fund’s fee and expense table was revised to update the “Dividend and Interest Expenses on Securities Sold Short” estimate from 0.84% to 0.48% and the “Acquired Fund Fees and Expenses” estimate from 0.37% to 0.34%. As a result, the Fund’s “Total Annual Operating Expenses” was updated from 2.21% to 1.82%.